Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the fair value of the derivative at each balance sheet [Abstract]
Common stock price (in Dollars per share)	$ 0.0002	$ 0.0061
Expected volatility	227.88%	32.55%
Expected term	3 years 5 months 4 days	4 years 5 months 4 days
Risk free rate	0.19%	1.61%
Expected dividend yield	0.00%	0.00%